Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
7.	Earnings per share
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Bank by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.
The calculation of the earnings per share is detailed below:

Accounts	December 31, 2020	December 31, 2019	December 31, 2018

Numerator:
Profit (Loss) attributable to owners of the Bank	10,051,035	21,819,964	(3,119,918)
Profit (Loss) attributable to owners of the Bank adjusted to reflect the effect of dilutio n	10,051,035	21,819,964	(3,119,918)

Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,671,108	612,659,638
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,671,108	612,659,638

Basic earnings per share (1)	16.4042	35.6145	(5.0924)
Diluted earnings per share (1)	16.4042	35.6145	(5.0924)

(1)	Since Banco BBVA Argentina S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.